Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss Per Share
12.	NET LOSS PER SHARE
Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended March 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(15,221)	$(14,445)

Denominator:
Weighted-average common shares outstanding, basic and diluted	2,608,740	2,222,800

Net loss per share attributable to common stockholders, basic and diluted	$(5.83)	$(6.50)

The Company’s potential dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. For the three months ended March 31, 2024 and 2023, the Company excluded the following potential common shares from the computation of diluted net loss per share attributable to common stockholders for the period because including them would have had an anti-dilutive effect:

	Three Months Ended March 31,
	2024	2023
Convertible preferred stock (as converted to common stock)	6,825,483	6,825,483
Stock options to purchase common stock	1,853,500	1,597,259
Unvested restricted common stock	21,565	294,733
SAFEs (as converted to common stock)	2,752,216	—

	11,452,764	8,717,475

12.	NET LOSS PER SHARE
Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2023	2022
Numerator:
Net loss attributable to common stockholders	$(42,823)	$(32,180)

Denominator:
Weighted-average common shares outstanding, basic and diluted	2,373,674	1,969,418

Net loss per share attributable to common stockholders, basic and diluted	$(18.04)	$(16.34)

The Company’s potential dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. For the years ended December 31, 2023 and 2022, the Company excluded the following potential common shares from the computation of diluted net loss per share attributable to common stockholders for the period because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2023	2022
Convertible preferred stock (as converted to common stock)	6,825,483	6,825,483
Stock options to purchase common stock	1,875,932	1,556,819
Unvested restricted common stock	35,494	312,826
SAFEs (as converted to common stock)	2,842,954	—

	11,579,863	8,695,128